Consolidated Statements of Operations and Comprehensive Loss (Parentheticals)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Foreign currency translation adjustments, net of income taxes
Related Party
Sales and marketing expenses, related party	$ 82,154	557,426	¥ 882,786
Interest expense, related party	$ 554,352	¥ 3,761,333	¥ 4,089,072